Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.7%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,277,000	2,048,161
Total Convertible Bonds (Cost $2,145,550)			2,048,161

Corporate Bonds & Notes 93.9%

Aerospace & Defense 1.9%
Bombardier, Inc.(a)
04/15/2027	7.875%	657,000	643,446
02/15/2028	6.000%	439,000	411,329
Moog, Inc.(a)
12/15/2027	4.250%	440,000	428,294
TransDigm, Inc.(a)
12/15/2025	8.000%	688,000	717,558
03/15/2026	6.250%	913,000	940,083
TransDigm, Inc.
11/15/2027	5.500%	1,619,000	1,612,912
01/15/2029	4.625%	1,168,000	1,092,803
05/01/2029	4.875%	111,000	104,246
Total			5,950,671
Airlines 2.1%
Air Canada(a)
08/15/2026	3.875%	718,000	678,519
American Airlines, Inc.(a)
07/15/2025	11.750%	425,000	496,421
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,282,603	2,280,898
04/20/2029	5.750%	54,529	54,342
Delta Air Lines, Inc.
01/15/2026	7.375%	144,000	155,806
04/19/2028	4.375%	160,000	153,481
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	523,000	526,719
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	960,154	960,782
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	606,402	631,348
United Airlines, Inc.(a)
04/15/2026	4.375%	505,000	497,223
Total			6,435,539
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 3.9%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	306,000	309,829
04/01/2027	6.500%	44,000	43,317
Clarios Global LP(a)
05/15/2025	6.750%	255,000	264,008
Ford Motor Co.
02/12/2032	3.250%	573,000	511,696
01/15/2043	4.750%	790,000	714,811
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,777,000	1,829,504
11/01/2024	4.063%	400,000	398,988
06/16/2025	5.125%	414,000	424,365
11/13/2025	3.375%	728,000	711,833
05/28/2027	4.950%	256,000	260,274
08/17/2027	4.125%	689,000	673,731
02/16/2028	2.900%	410,000	369,577
02/10/2029	2.900%	657,000	585,340
11/13/2030	4.000%	493,000	463,928
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	278,000	259,808
IAA Spinco, Inc.(a)
06/15/2027	5.500%	182,000	182,888
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	486,000	432,489
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,875,000	1,898,410
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	789,675
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	264,000	240,819
Tenneco, Inc.(a)
01/15/2029	7.875%	679,000	715,482
Total			12,080,772
Brokerage/Asset Managers/Exchanges 1.2%
AG Issuer LLC(a)
03/01/2028	6.250%	243,000	243,066
Hightower Holding LLC(a)
04/15/2029	6.750%	736,000	724,313
NFP Corp.(a)
08/15/2028	4.875%	744,000	712,913
08/15/2028	6.875%	2,036,000	1,944,114
Total			3,624,406
Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 1.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	797,000	766,309
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	511,124
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	393,000	335,433
Interface, Inc.(a)
12/01/2028	5.500%	119,000	115,586
SRS Distribution, Inc.(a)
07/01/2028	4.625%	761,000	726,877
07/01/2029	6.125%	694,000	644,543
12/01/2029	6.000%	686,000	636,414
White Cap Buyer LLC(a)
10/15/2028	6.875%	653,000	618,924
Total			4,355,210
Cable and Satellite 7.1%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	199,000	202,263
02/01/2028	5.000%	666,000	659,497
06/01/2029	5.375%	749,000	747,631
03/01/2030	4.750%	1,876,000	1,803,209
08/15/2030	4.500%	325,000	305,166
02/01/2032	4.750%	764,000	711,990
CSC Holdings LLC(a)
02/01/2028	5.375%	829,000	804,964
02/01/2029	6.500%	2,867,000	2,892,735
01/15/2030	5.750%	338,000	301,058
02/15/2031	3.375%	731,000	615,989
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	386,000	380,526
DISH DBS Corp.(a)
12/01/2028	5.750%	1,445,000	1,371,838
DISH DBS Corp.
06/01/2029	5.125%	1,972,000	1,678,857
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	947,000	913,639
09/15/2028	6.500%	1,803,000	1,706,638
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	574,114
07/01/2030	4.125%	1,100,000	1,030,732
Videotron Ltd.(a)
06/15/2029	3.625%	401,000	372,278
Virgin Media Finance PLC(a)
07/15/2030	5.000%	801,000	757,098
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,426,000	1,331,269
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	789,000	795,025
Ziggo BV(a)
01/15/2030	4.875%	2,067,000	1,945,777
Total			21,902,293
Chemicals 2.7%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	447,525
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	617,673
Element Solutions, Inc.(a)
09/01/2028	3.875%	956,000	895,765
HB Fuller Co.
10/15/2028	4.250%	596,000	558,770
Herens Holdco Sarl(a)
05/15/2028	4.750%	740,000	664,885
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	439,000	444,425
Ingevity Corp.(a)
11/01/2028	3.875%	781,000	705,946
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	755,000	807,586
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	353,000	353,276
SPCM SA(a)
03/15/2027	3.125%	301,000	277,015
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	303,000	281,547
09/30/2029	7.500%	170,000	151,332
WR Grace Holdings LLC(a)
06/15/2027	4.875%	1,035,000	1,012,348
08/15/2029	5.625%	1,151,000	1,075,932
Total			8,294,025
Construction Machinery 1.3%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,498,000	1,402,036
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	792,809
PECF USS Intermediate Holding III Corp.(a)
11/15/2029	8.000%	90,000	86,618
Ritchie Bros Holdings, Inc.(a)
12/15/2031	4.750%	1,264,000	1,232,545
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	369,243
Total			3,883,251

2	Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.9%
APX Group, Inc.(a)
02/15/2027	6.750%	186,000	190,133
07/15/2029	5.750%	85,000	77,655
Arches Buyer, Inc.(a)
06/01/2028	4.250%	237,000	220,640
12/01/2028	6.125%	142,000	130,989
Match Group, Inc.(a)
06/01/2028	4.625%	452,000	437,890
Staples, Inc.(a)
04/15/2026	7.500%	1,329,000	1,289,947
04/15/2027	10.750%	176,000	156,666
Uber Technologies, Inc.(a)
05/15/2025	7.500%	647,000	675,079
08/15/2029	4.500%	2,782,000	2,608,171
Total			5,787,170
Consumer Products 0.8%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	502,000	518,173
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	701,632
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	332,400
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	520,367
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	297,000	254,691
Total			2,327,263
Diversified Manufacturing 1.1%
Madison IAQ LLC(a)
06/30/2028	4.125%	262,000	241,598
06/30/2029	5.875%	842,000	754,943
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	517,811
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	255,050
Welbilt, Inc.
02/15/2024	9.500%	308,000	313,998
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	769,529
06/15/2028	7.250%	572,000	607,174
Total			3,460,103
Electric 4.8%
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	470,000	454,819
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	909,000	913,534
02/15/2031	3.750%	1,770,000	1,657,956
01/15/2032	3.750%	1,003,000	925,883
FirstEnergy Corp.
11/15/2031	7.375%	225,000	277,865
FirstEnergy Corp.(c)
07/15/2047	5.100%	338,000	352,755
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	943,000	880,507
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	501,245
09/15/2027	4.500%	2,263,000	2,255,589
NRG Energy, Inc.(a)
02/15/2029	3.375%	415,000	369,625
06/15/2029	5.250%	1,846,000	1,803,409
02/15/2031	3.625%	677,000	596,435
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	259,000	254,859
PG&E Corp.
07/01/2028	5.000%	360,000	347,870
07/01/2030	5.250%	516,000	499,896
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	604,000	602,395
01/15/2030	4.750%	624,000	609,018
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	652,666
07/31/2027	5.000%	277,000	272,403
05/01/2029	4.375%	495,000	467,708
Total			14,696,437
Environmental 1.6%
Covanta Holding Corp.(a)
12/01/2029	4.875%	558,000	532,665
GFL Environmental, Inc.(a)
06/01/2025	4.250%	463,000	459,130
08/01/2025	3.750%	633,000	620,832
12/15/2026	5.125%	405,000	408,576
08/01/2028	4.000%	547,000	503,059
06/15/2029	4.750%	802,000	764,894
08/15/2029	4.375%	439,000	408,920
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,386,000	1,308,416
Total			5,006,492
Finance Companies 1.9%
Navient Corp.
06/25/2025	6.750%	445,000	457,474
03/15/2028	4.875%	487,000	448,207

Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,120,519
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	343,000	313,394
03/01/2031	3.875%	869,000	778,282
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,121,000	1,860,294
Springleaf Finance Corp.
03/15/2024	6.125%	974,000	997,950
Total			5,976,120
Food and Beverage 2.7%
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,591,000	1,579,164
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	424,000	395,901
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	175,882
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	1,676,000	1,549,843
03/01/2032	3.500%	1,652,000	1,444,276
Post Holdings, Inc.(a)
03/01/2027	5.750%	225,000	226,438
01/15/2028	5.625%	440,000	432,135
04/15/2030	4.625%	638,000	575,342
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	451,236
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	649,000	608,585
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	536,000	458,035
US Foods, Inc.(a)
06/01/2030	4.625%	502,000	465,057
Total			8,361,894
Gaming 4.6%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	117,000	123,048
06/15/2031	4.750%	157,000	151,262
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	671,603
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,474,000	1,382,452
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	237,000	242,504
07/01/2025	6.250%	989,000	1,022,206
07/01/2027	8.125%	836,000	896,706
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(a)
02/15/2025	6.500%	1,139,000	1,195,354
04/15/2026	4.125%	339,000	334,752
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	494,451
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	400,000	404,300
02/15/2029	3.875%	141,000	139,550
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,001,000	924,173
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	376,000	335,866
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	845,000	832,664
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,287,000	1,319,175
03/15/2026	8.250%	1,323,000	1,377,574
05/15/2028	7.000%	369,000	382,653
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	561,000	559,209
02/15/2027	3.750%	305,000	296,264
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	874,350
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	159,000	165,349
Total			14,125,465
Health Care 6.6%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	189,775
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	138,568
04/15/2029	5.000%	184,000	181,588
AdaptHealth LLC(a)
08/01/2029	4.625%	170,000	155,100
03/01/2030	5.125%	989,000	918,684
Avantor Funding, Inc.(a)
07/15/2028	4.625%	764,000	754,564
11/01/2029	3.875%	1,334,000	1,261,266
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	178,000	180,267
04/01/2030	3.500%	403,000	370,203
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	345,000	344,946
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	243,405
03/15/2029	3.750%	249,000	235,116
03/15/2031	4.000%	291,000	274,742

4	Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	375,000	391,101
03/15/2027	5.625%	197,000	200,731
04/15/2029	6.875%	654,000	640,261
05/15/2030	5.250%	1,433,000	1,376,327
HCA, Inc.
09/01/2028	5.625%	530,000	572,938
02/01/2029	5.875%	527,000	577,844
09/01/2030	3.500%	315,000	304,085
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	297,000	282,784
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	303,000	281,908
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	210,000	216,672
02/01/2028	7.250%	130,000	133,864
Owens & Minor, Inc.(a)
04/01/2030	6.625%	544,000	559,731
Radiology Partners, Inc.(a)
02/01/2028	9.250%	457,000	459,184
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	1,872,000	1,830,861
Select Medical Corp.(a)
08/15/2026	6.250%	1,190,000	1,229,161
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	86,000	85,754
04/15/2027	10.000%	376,000	395,874
Syneos Health, Inc.(a)
01/15/2029	3.625%	244,000	225,434
Teleflex, Inc.
11/15/2027	4.625%	693,000	702,685
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	217,864
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	886,000	909,978
11/01/2027	5.125%	1,522,000	1,529,854
10/01/2028	6.125%	834,000	847,717
01/15/2030	4.375%	328,000	315,131
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	750,000	741,565
Total			20,277,532
Healthcare Insurance 0.4%
Centene Corp.
10/15/2030	3.000%	1,123,000	1,034,646
08/01/2031	2.625%	319,000	284,014
Total			1,318,660
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.7%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	332,312
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	385,000	365,728
04/01/2029	4.750%	102,000	96,012
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	520,780
03/01/2024	5.625%	848,000	871,954
Total			2,186,786
Independent Energy 5.3%
Apache Corp.
01/15/2030	4.250%	341,000	344,038
09/01/2040	5.100%	500,000	506,180
02/01/2042	5.250%	171,000	171,004
04/15/2043	4.750%	571,000	543,446
01/15/2044	4.250%	123,000	107,939
Callon Petroleum Co.
07/01/2026	6.375%	1,917,000	1,904,979
Callon Petroleum Co.(a)
08/01/2028	8.000%	763,000	807,808
CNX Resources Corp.(a)
03/14/2027	7.250%	771,000	813,088
01/15/2029	6.000%	310,000	313,814
Comstock Resources, Inc.(a)
03/01/2029	6.750%	336,000	345,889
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	249,000	249,156
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	133,000	134,599
Matador Resources Co.
09/15/2026	5.875%	1,155,000	1,176,820
Occidental Petroleum Corp.
04/15/2026	3.400%	661,000	656,999
08/15/2026	3.200%	270,000	265,019
09/01/2030	6.625%	1,099,000	1,261,165
01/01/2031	6.125%	798,000	897,750
09/15/2036	6.450%	346,000	406,615
08/15/2039	4.300%	416,000	392,645
06/15/2045	4.625%	872,000	845,671
04/15/2046	4.400%	1,860,000	1,766,801
03/15/2048	4.200%	350,000	328,298
SM Energy Co.
07/15/2028	6.500%	272,000	280,785
Southwestern Energy Co.
02/01/2032	4.750%	1,922,000	1,919,757
Total			16,440,265

Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 3.3%
Carnival Corp.(a)
03/01/2026	7.625%	2,256,000	2,271,246
03/01/2027	5.750%	1,062,000	1,012,270
05/01/2029	6.000%	320,000	301,539
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	464,000	476,602
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	265,000	269,975
Cinemark USA, Inc.(a)
03/15/2026	5.875%	942,000	914,727
07/15/2028	5.250%	446,000	416,668
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	289,643
NCL Corp., Ltd.(a)
12/15/2024	3.625%	280,000	263,885
03/15/2026	5.875%	848,000	806,041
02/15/2029	7.750%	131,000	132,689
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	857,000	797,833
08/31/2026	5.500%	1,475,000	1,433,296
07/15/2027	5.375%	325,000	310,613
04/01/2028	5.500%	647,000	618,228
Total			10,315,255
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	310,000	317,153
Media and Entertainment 2.9%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	2,194,000	2,187,559
Clear Channel International BV(a)
08/01/2025	6.625%	625,000	639,166
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,271,000	1,277,488
06/01/2029	7.500%	708,000	706,595
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,039,000	1,028,348
iHeartCommunications, Inc.
05/01/2027	8.375%	603,672	624,052
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	233,940
01/15/2029	4.250%	278,000	258,563
03/15/2030	4.625%	877,000	825,312
Playtika Holding Corp.(a)
03/15/2029	4.250%	672,000	621,770
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roblox Corp.(a)
05/01/2030	3.875%	736,000	688,166
Total			9,090,959
Metals and Mining 2.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	200,987
10/01/2031	5.125%	886,000	835,055
Constellium SE(a)
06/15/2028	5.625%	303,000	304,572
04/15/2029	3.750%	2,339,000	2,099,159
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	465,000	451,941
04/01/2029	6.125%	2,280,000	2,348,903
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	35,000	32,903
06/01/2031	4.500%	1,265,000	1,139,957
Novelis Corp.(a)
11/15/2026	3.250%	421,000	402,207
01/30/2030	4.750%	1,043,000	1,013,211
08/15/2031	3.875%	267,000	244,154
Total			9,073,049
Midstream 5.3%
Cheniere Energy Partners LP
03/01/2031	4.000%	387,000	375,598
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	1,352,000	1,231,348
Cheniere Energy, Inc.
10/15/2028	4.625%	734,000	738,384
CNX Midstream Partners LP(a)
04/15/2030	4.750%	651,000	610,047
DCP Midstream Operating LP
04/01/2044	5.600%	729,000	766,981
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	885,001
DT Midstream, Inc.(a)
06/15/2029	4.125%	501,000	480,699
EQM Midstream Partners LP(a)
07/01/2025	6.000%	590,000	602,184
07/01/2027	6.500%	503,000	525,132
01/15/2029	4.500%	491,000	461,390
01/15/2031	4.750%	2,263,000	2,121,856
EQM Midstream Partners LP
07/15/2048	6.500%	439,000	427,228
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	861,000	815,512

6	Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	359,000	366,653
06/01/2026	6.000%	522,000	528,223
04/28/2027	5.625%	124,000	121,460
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	916,000	915,394
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	1,076,014
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	902,000	877,329
08/15/2031	4.125%	1,415,000	1,389,101
11/01/2033	3.875%	769,000	735,015
Western Gas Partners LP
07/01/2026	4.650%	302,000	308,140
Total			16,358,689
Oil Field Services 0.9%
Apergy Corp.
05/01/2026	6.375%	340,000	347,200
Nabors Industries Ltd.(a)
01/15/2028	7.500%	385,000	375,269
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	2,047,904	1,998,054
Total			2,720,523
Other REIT 1.8%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	869,000	808,999
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	994,000	988,349
02/01/2027	4.250%	420,000	402,976
06/15/2029	4.750%	1,422,000	1,341,675
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	632,000	631,894
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	470,355
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	328,789
09/15/2029	4.000%	167,000	154,388
Service Properties Trust
03/15/2024	4.650%	326,000	313,504
10/01/2024	4.350%	152,000	146,921
Total			5,587,850
Packaging 2.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,314,000	1,184,686
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	367,840
08/15/2026	4.125%	641,000	617,629
08/15/2027	5.250%	634,000	587,377
08/15/2027	5.250%	258,000	239,628
BWAY Holding Co.(a)
04/15/2024	5.500%	1,038,000	1,034,443
Canpack SA/US LLC(a)
11/15/2029	3.875%	1,139,000	990,772
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	622,367
08/15/2027	8.500%	530,000	529,651
Total			6,174,393
Pharmaceuticals 2.7%
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	1,460,000	1,471,408
04/01/2026	9.250%	1,477,000	1,512,986
02/01/2027	6.125%	574,000	578,234
01/15/2028	7.000%	351,000	314,503
06/01/2028	4.875%	241,000	230,802
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	302,000	172,167
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	478,000	453,157
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	351,680
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,508,000	1,436,823
04/30/2031	5.125%	1,120,000	1,079,195
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	694,000	647,838
Total			8,248,793
Property & Casualty 2.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	567,000	546,853
10/15/2027	6.750%	1,234,000	1,220,138
11/01/2029	5.875%	471,000	452,757
AssuredPartners, Inc.(a)
01/15/2029	5.625%	686,000	631,457
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,106,000	1,031,603
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	188,077
HUB International Ltd.(a)
05/01/2026	7.000%	1,169,000	1,183,348
12/01/2029	5.625%	882,000	859,693

Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGIC Investment Corp.
08/15/2028	5.250%	101,000	99,848
Radian Group, Inc.
03/15/2025	6.625%	40,000	42,065
03/15/2027	4.875%	235,000	236,362
USI, Inc.(a)
05/01/2025	6.875%	347,000	347,731
Total			6,839,932
Restaurants 1.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	567,754
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	913,000	840,114
IRB Holding Corp.(a)
06/15/2025	7.000%	536,000	559,554
02/15/2026	6.750%	1,693,000	1,723,101
Yum! Brands, Inc.(a)
04/01/2025	7.750%	106,000	110,108
Yum! Brands, Inc.(d)
04/01/2032	5.375%	660,000	662,020
Total			4,462,651
Retailers 1.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	187,207
02/15/2032	5.000%	201,000	186,987
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	238,000	221,630
L Brands, Inc.
02/01/2028	5.250%	358,000	361,007
11/01/2035	6.875%	921,000	948,798
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	814,000	766,982
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	662,000	640,077
02/15/2029	7.750%	286,000	295,347
Total			3,608,035
Supermarkets 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	420,000	444,492
02/15/2028	5.875%	473,000	472,260
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	708,000	685,241
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	169,000	169,710
Total			1,771,703
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 6.7%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	875,000	829,842
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	219,650
03/01/2026	9.125%	129,000	133,193
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	489,270
CDK Global, Inc.
06/01/2027	4.875%	497,000	502,301
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	401,000	381,715
07/01/2029	4.875%	963,000	908,386
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	640,000	613,757
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	278,000	262,710
Everi Holdings, Inc.(a)
07/15/2029	5.000%	86,000	81,486
Gartner, Inc.(a)
07/01/2028	4.500%	637,000	634,948
06/15/2029	3.625%	304,000	287,725
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	783,876
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	705,252
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	672,000	651,353
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,444,000	1,351,316
Microchip Technology, Inc.
09/01/2025	4.250%	607,000	614,849
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,223,000	1,186,501
NCR Corp.(a)
10/01/2028	5.000%	375,000	359,335
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	852,000	857,958
07/15/2029	4.500%	402,000	400,852
10/01/2030	5.875%	120,000	120,277
07/15/2031	4.750%	502,000	501,283
Plantronics, Inc.(a)
03/01/2029	4.750%	1,783,000	1,830,289
PTC, Inc.(a)
02/15/2025	3.625%	178,000	176,117
02/15/2028	4.000%	256,000	249,600

8	Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	163,000	180,784
09/01/2025	7.375%	251,000	262,156
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,143,627
Square, Inc.(a)
06/01/2031	3.500%	318,000	292,404
Switch Ltd.(a)
09/15/2028	3.750%	277,000	268,833
06/15/2029	4.125%	769,000	756,519
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	347,968
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,061,661
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,193,000	1,091,364
Total			20,539,157
Wireless 4.3%
Altice France Holding SA(a)
05/15/2027	10.500%	954,000	999,352
02/15/2028	6.000%	2,401,000	2,070,877
Altice France SA(a)
02/01/2027	8.125%	775,000	798,840
07/15/2029	5.125%	806,000	722,055
10/15/2029	5.500%	653,000	586,542
Sprint Capital Corp.
11/15/2028	6.875%	1,839,000	2,129,441
T-Mobile USA, Inc.
02/15/2026	2.250%	218,000	205,477
02/01/2028	4.750%	1,149,000	1,167,666
02/15/2029	2.625%	893,000	815,446
02/15/2031	2.875%	496,000	447,317
04/15/2031	3.500%	159,000	149,710
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	850,000	801,026
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,403,328
07/15/2031	4.750%	1,182,000	1,112,504
Total			13,409,581
Wirelines 1.6%
CenturyLink, Inc.
04/01/2024	7.500%	1,020,000	1,077,207
CenturyLink, Inc.(a)
12/15/2026	5.125%	471,000	448,618
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	504,000	463,840
03/01/2028	6.125%	962,000	860,906
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2026	6.500%	1,004,000	1,007,005
10/15/2028	7.000%	1,173,000	1,175,133
Total			5,032,709
Total Corporate Bonds & Notes (Cost $298,226,280)			290,040,786

Foreign Government Obligations(e) 0.4%

Canada 0.4%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	951,000	947,891
05/15/2029	4.250%	225,000	207,595
Total			1,155,486
Total Foreign Government Obligations (Cost $1,176,027)			1,155,486

Senior Loans 2.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	4.207%	1,135,943	982,591
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	8.207%	752,935	677,641
Total			1,660,232
Consumer Products 0.3%
SWF Holdings I Corp.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	994,000	962,520
Health Care 0.2%
Surgery Center Holdings, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	639,465	633,792
Media and Entertainment 0.2%
Cengage Learning, Inc.(f),(g)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	721,040	714,284

Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.5%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	4.027%	382,271	379,308
Ascend Learning LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	585,000	577,834
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.250%	348,000	345,390
DCert Buyer, Inc.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.457%	478,000	471,428
Epicore Software Corp.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	228,000	232,275
Loyalty Ventures, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	5.000%	500,437	487,511
Project Alpha Intermediate Holding, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.300%	573,459	568,802
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	350,193	347,010
3-month USD LIBOR + 3.750% 05/04/2026	4.756%	427,050	424,996
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	677,000	670,758
Total			4,505,312
Total Senior Loans (Cost $8,719,580)			8,476,140

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(h),(i)	2,348,179	2,347,240
Total Money Market Funds (Cost $2,347,240)		2,347,240
Total Investments in Securities (Cost: $312,614,677)		304,067,813
Other Assets & Liabilities, Net		4,660,481
Net Assets		308,728,294

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $238,116,755, which represents 77.13% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2022.
10	Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	8,638,506	13,842,426	(20,134,102)	410	2,347,240	(1,209)	1,568	2,348,179
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – High Yield Bond Fund | First Quarter Report 2022	11

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1QT7010_12_A01_(05/22)